Wireless Device Payment Plans - Schedule of Device Payment Plan Agreement Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 18,865	$ 19,313
Unamortized imputed interest	(493)	(546)
Device payment plan agreement receivables, net of unamortized imputed interest	18,372	18,767
Allowance for credit losses	(526)	(597)	$ (803)	$ (848)
Device payment plan agreement receivables, net	17,846	18,170
Account receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	12,607	12,624
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	$ 5,239	$ 5,546